UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010
                                               ------------------------

Check here if Amendment [X]; Amendment Number: 1
   This Amendment (Check only one.):    [ ] is a restatement.
                                        [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Invus Public Equities Advisors, L.L.C.
          --------------------------------------
Address:  750 Lexington Avenue, 30th. Fl.
          --------------------------------------
          New York, NY 10022
          --------------------------------------

Form 13F File Number: 28-11522
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Khalil Barrage
        ---------------------------------------
Title:  Vice President, Secretary and Treasurer
        ---------------------------------------
Phone:  (212) 317-7520
        ---------------------------------------

Signature, Place, and Date of Signing:


/s/ Khalil Barrage              New York, New York          August 18, 2011
--------------------------   ------------------------     -------------------
        [Signature]                [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                 0
                                            --------------------

Form 13F Information Table Entry Total:            12
                                            --------------------

Form 13F Information Table Value Total:           $166,367
                                            --------------------
                                                 (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

FORM 13F INFORMATION TABLE
Invus Public Equities Advisors LLC
Report for the quarter ending September 30, 2010 (amendment #1)

COLUMN 1             COLUMN 2             COLUMN 3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7  COLUMN 8
--------             ---------------      ---------  --------  --------------------  ----------  --------  ------------------------
                                                     VALUE      SHRS OR   SH/  PUT/  INVESTMENT  OTHER
NAME OF ISSUER       TITLE OR CLASS       CUSIP      (x$1000)   PRN AMT   PRN  CALL  DISCRETION  MANAGERS  VOTING AUTHORITY
--------------       --------------       ---------  --------  ---------  ---  ----  ----------  --------  ------------------------
                                                                                                           Sole       Shared   None
                                                                                                           ----       ------   ----
Auxilium
 Pharmaceuticals Inc COM                  05334D107     8,673    350,000  SH   Call    Sole                350,000
Cisco Sys Inc        COM                  17275R102     2,190    100,000  SH   Call    Sole                100,000
Google Inc           COM                  38259P508     5,258     10,000  SH   Call    Sole                 10,000
Metlife Inc          COM                  59156R108    11,535    300,000  SH   Call    Sole                300,000
Martin Marietta
 Matls Inc           COM                  573284106     7,697    100,000  SH   Call    Sole                100,000
Microsoft Corp       COM                  594918104     7,347    300,000  SH   Call    Sole                300,000
Pepsico Inc          COM                  713448108    16,610    250,000  SH   Call    Sole                250,000
Pfizer Inc           COM                  717081103    51,510  3,000,000  SH   Call    Sole              3,000,000
Qualcomm Inc         COM                  747525103     6,770    150,000  SH   Call    Sole                150,000
Visa Inc             COM                  92826C839     7,426    100,000  SH   Call    Sole                100,000
iShares              Russell 2000 Index   464287655    20,250    300,000  SH   Put     Sole                300,000
iShares              Barclays 20+ Year
                       Treas Bond         464287432    21,102    200,000  SH   Put     Sole                200,000